Other assets (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of other assets [Abstract]
Accounts receivable	[1]	$ 13,333	$ 6,793
Interest receivable - deposits		281	48
IT projects under development	[2]	357	1,405
Other	[3]	3,003	5,510
Other assets		$ 16,974	$ 13,756

[1]	As of December 31, 2018, the sale of financial assets was executed for $ 12.4 million and related payment was received in January 2019.
[2]	As of December 31, 2018, the Bank derecognized the amount of $0.8 million related to IT projects under development, outstanding as of December 31, 2017, in the consolidated financial statement of profit or loss as an impairment loss on non-financial assets.
[3]	As of December 31, 2018, the Bank derecognized the amount of $1.7 million related to a leasing under development, outstanding as of December 31, 2017, in the consolidated financial statement of profit or loss as an impairment loss on non-financial assets.